Long-term Debt - Senior Notes (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	9 Months Ended
	Mar. 26, 2014	May. 13, 2014	Sep. 20, 2012	Oct. 01, 2016	Oct. 01, 2015
Debt Instrument [Line Items]
Redemption price of senior note as a percentage of principal amount	101.00%
Senior Secured Credit Facility Repaid
Debt Instrument [Line Items]
Principal amount			$ 1,040,000
9.5% Senior Unsecured Notes due 2016
Debt Instrument [Line Items]
Redemption price of senior note as a percentage of principal amount	105.375%	104.50%
Repayment of debt	$ 462,300	$ 37,700
6.5% Senior Secured Notes due 2017
Debt Instrument [Line Items]
Principal amount			$ 800,000
Senior notes interest rate			6.50%
Proceeds from issuance of secured debt			$ 781,965
Redemption price of senior note as a percentage of principal amount			101.00%	100.00%	103.25%
7.25% Senior Unsecured Notes due 2019
Debt Instrument [Line Items]
Principal amount	$ 500,000
Senior notes interest rate	7.25%
Proceeds from issuance of senior unsecured notes	$ 493,625